November 30, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds
Post-Effective Amendment No. 66 under the Securities Act of 1933 and
Amendment No. 67 under Investment Company Act of 1940
File Nos. 333-17463 and 811-5344

To the Commission:

William Blair Funds (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A (Amendment No. 67 under the 1940 Act), including exhibits, marked to show changes from the Fund’s previously filed Post-Effective Amendment to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making certain non-material changes. This Amendment is intended to become effective on December 1, 2009.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7753 if you have any questions.

Sincerely,

/s/John S. Marten
John S. Marten

Enclosures